LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES

4. LEASES

The Company has operating leases for real estate and vehicles. The Company has finance leases for equipment and construction land space. Leases are classified as finance leases because ownership of the underlying assets transfers at the end the lease term. Remaining lease terms for these leases range from less than one year to six years.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

The Company does not record leases with a term of 12 months or less on the balance sheet.

Supplemental balance sheet information related to leases was as follows:

	Balance Sheet	December 31,
	Classification	2024	2023
Assets		(in thousands)
Operating leases	Right-of-use assets	$6,931	$3,377
Finance leases	Right-of-use assets	9,252	9,887
Total assets		$16,183	$13,264

Liabilities
Current liabilities
Operating leases	Current portion of long-term debt	$635	$625
Finance leases	Current portion of long-term debt	390	987
Total current liabilities		1,025	1,612
Noncurrent liabilities
Operating leases	Long-term debt	5,893	2,191
Finance leases	Long-term debt	182	554
Total noncurrent liabilities		6,075	2,745
Total liabilities		$7,100	$4,357

Right-of-use assets and their corresponding lease liabilities are measured and recognized based on the present value of the future minimum lease payments over the lease term at the commencement date.

Discount Rates

For the majority of its leases, the Company uses the rate implicit in the lease. For leases without an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments for those leases.

The weighted-average discount rates for the Company’s leases were as follows:

	December 31,
	2024	2023
Operating leases	5.2%	5.0%
Finance leases	7.0%	7.0%

Lease Payments

The Company includes lease payments under options to extend or terminate the lease in the measurement of the right-of-use asset and lease liability when it is reasonably certain that it will exercise such options. Fixed lease costs represent the explicitly quantified lease payments prescribed by the lease agreement and are included in the measurement of the right-of-use asset and corresponding lease liability.

The weighted-average remaining lease term of the Company’s leases were as follows:

	December 31,
	2024	2023
Operating leases	9.5 years	6.5 years
Finance leases	0.5 years	1.4 years

The components of lease expense for the years ended December 31, 2024, 2023, and 2022 were as follows:

	December 31,
	2024	2023	2022
	(in thousands)
Operating lease cost	$810	$581	$987
Finance lease cost:
Amortization of right-of-use assets	543	478	470
Interest on lease liabilities	81	156	190
Total lease cost	$1,434	$1,215	$1,647

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

As of December 31, 2024, future maturities of lease liabilities were as follows:

	Operating Leases	Finance Leases
	(in thousands)
2025	$1,022	$465
2026	983	86
2027	949	57
2028	919	21
2029	857	-
Thereafter	3,905	-
Total lease payments	8,635	629
Less: Interest	(2,107)	(57)
Present value of lease liabilities	$6,528	$572

Other information related to leases for the years ended December 31, 2024, 2023, and 2022 were as follows:

	December 31,
	2024	2023	2022
	(in thousands)
Cash paid for amounts included in the measurement
of lease liabilities:
Operating cash flows used for operating leases	$810	$581	$987
Operating cash flows used for finance leases	$543	$478	$470
Financing cash flows used for finance leases	$81	$156	$190